Condensed Consolidating Financial Information (Schedule Of Condensed Consolidating Statements Of Cash Flows) (Detail) - USD ($) $ in Millions	3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Condensed Cash Flow Statements Captions [Line Items]
Net cash provided by operating activities		$ 341.4	$ 232.6	$ 607.0	$ 562.0	$ 404.7
Cash flows from investing activities
Purchases of property and equipment, net of stimulus grants				(530.4)	(360.8)	(323.3)
Acquisition of net cash acquired		(117.7)	(126.5)	(855.7)	(393.3)	(2,480.7)
Net cash used in investing activities		(449.6)	(371.3)	(1,386.1)	(754.1)	(2,804.0)
Cash flows from financing activities
Proceeds from debt				1,787.3	423.6	3,189.3
Proceeds from revolving credit facility					195.0
Proceeds from equity offerings and contributions			279.7	385.0	5.6	344.0
Distribution to parent					(1.2)
Principal payments on long-term debt		(8.3)	(259.7)	(1,288.5)	(18.0)	(1,058.6)
Payment of early redemption fees on debt extinguished			(23.8)	(62.6)		(72.1)
Principal payments on capital lease obligations		(2.2)	(1.3)	(3.5)	(7.9)	(1.9)
Payments on revolving credit facility					(195.0)
Payment of debt issuance costs				(24.2)	(4.9)	(83.1)
Net cash provided by financing activities		(20.9)	(5.1)	793.5	397.2	2,340.2
Effect of changes in foreign exchange rates on cash		(3.3)	(1.6)	(3.8)	1.0	(0.3)
Cash flows from continuing operations		(129.1)	(143.8)	14.4	205.1	(59.1)
Cash and cash equivalents, beginning of year	$ 297.4	308.0	297.4	297.4	91.3	150.7
Cash and cash equivalents, end of period	152.0	175.6	152.0	308.0	297.4	91.3
Change in restricted cash, net						22.6
Zayo Group, LLC [Member]
Condensed Cash Flow Statements Captions [Line Items]
Net cash provided by operating activities		243.8	204.4	489.3	485.5	359.3
Cash flows from investing activities
Purchases of property and equipment, net of stimulus grants				(436.8)	(316.6)	(299.8)
Acquisition of net cash acquired			(0.1)	(113.5)	(83.2)	(2,489.0)
Net cash used in investing activities		(283.4)	(208.0)	(550.3)	(399.8)	(2,788.8)
Cash flows from financing activities
Proceeds from debt				1,747.2	423.6	3,184.4
Proceeds from revolving credit facility					195.0
Proceeds from equity offerings and contributions			205.3	(290.9)	11.2	344.0
Distribution to parent					(1.2)
Dividends received/(paid)					(70.8)	18.6
Principal payments on long-term debt		(7.1)	(254.4)	(1,288.5)	(18.0)	(1,058.6)
Payment of early redemption fees on debt extinguished			(23.8)	(62.6)		(72.1)
Principal payments on capital lease obligations		(0.7)	(0.5)	(1.7)	(2.1)	(1.8)
Payment of)/receipt from intercompany loans			(50.1)		(251.1)	8.3
Payments on revolving credit facility					(195.0)
Payment of debt issuance costs				(24.2)	(4.9)	(83.1)
Net cash provided by financing activities		(97.5)	(123.5)	79.3	86.7	2,362.3
Effect of changes in foreign exchange rates on cash			(4.1)			0.1
Cash flows from continuing operations				18.3	172.4	(67.2)
Cash and cash equivalents, beginning of year	260.8	274.3	256.0	256.0	83.6	150.7
Cash and cash equivalents, end of period	129.6	137.2	129.6	274.3	256.0	83.6
Change in restricted cash, net						22.6
Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements Captions [Line Items]
Net cash provided by operating activities		40.3	13.8	55.7	43.2	31.8
Cash flows from investing activities
Purchases of property and equipment, net of stimulus grants				(47.8)	(28.2)	(14.1)
Acquisition of net cash acquired		(16.7)	(52.5)	(668.3)	(17.8)	0.4
Net cash used in investing activities		(44.7)	(70.3)	(716.1)	(46.0)	(13.7)
Cash flows from financing activities
Proceeds from debt						4.9
Proceeds from equity offerings and contributions			64.9	660.7	(5.6)
Dividends received/(paid)					15.8	(18.6)
Principal payments on long-term debt		(1.2)	(5.3)
Principal payments on capital lease obligations		(0.9)	(0.8)	(1.4)	(5.8)	(0.1)
Net cash provided by financing activities		3.4	58.8	659.3	4.4	(13.8)
Effect of changes in foreign exchange rates on cash			0.8			(0.1)
Cash flows from continuing operations				(1.1)	1.6	4.3
Cash and cash equivalents, beginning of year	1.0	4.7	5.8	5.8	4.2
Cash and cash equivalents, end of period	4.1	3.7	4.1	4.7	5.8	4.2
Non-Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements Captions [Line Items]
Net cash provided by operating activities		57.3	14.4	62.0	33.3	13.6
Cash flows from investing activities
Purchases of property and equipment, net of stimulus grants				(45.8)	(16.0)	(9.4)
Acquisition of net cash acquired		(101.0)	(73.9)	(73.9)	(292.3)	7.9
Net cash used in investing activities		(121.5)	(93.0)	(119.7)	(308.3)	(1.5)
Cash flows from financing activities
Proceeds from debt				40.1
Proceeds from equity offerings and contributions			9.5	15.2
Dividends received/(paid)					55.0
Principal payments on capital lease obligations		(0.6)		(0.4)
Payment of)/receipt from intercompany loans			50.1		251.1	(8.3)
Net cash provided by financing activities		73.2	59.6	54.9	306.1	(8.3)
Effect of changes in foreign exchange rates on cash		(3.3)	1.7	(3.8)	1.0	(0.3)
Cash flows from continuing operations				(2.8)	31.1	3.8
Cash and cash equivalents, beginning of year	35.6	29.0	35.6	35.6	3.5
Cash and cash equivalents, end of period	$ 18.3	$ 34.7	$ 18.3	$ 29.0	$ 35.6	$ 3.5